Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$523,785.97

Principal:
Principal Collections	$8,539,048.89
Prepayments in Full	$3,082,235.85
Liquidation Proceeds	$66,758.88
Recoveries	$50,554.46
Sub Total	$11,738,598.08
Collections	$12,262,384.05

Purchase Amounts:
Purchase Amounts Related to Principal	$321,241.03
Purchase Amounts Related to Interest	$1,621.49
Sub Total	$322,862.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,585,246.57

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,585,246.57
Servicing Fee	$121,542.64	$121,542.64	$0.00	$0.00	$12,463,703.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,463,703.93
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,463,703.93
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,463,703.93
Interest - Class A-4 Notes	$29,515.28	$29,515.28	$0.00	$0.00	$12,434,188.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,434,188.65
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$12,359,991.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,359,991.32
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$12,296,851.32
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,296,851.32
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$12,219,504.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,219,504.82
Regular Principal Payment	$11,574,635.18	$11,574,635.18	$0.00	$0.00	$644,869.64
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$644,869.64
Residual Released to Depositor	$0.00	$644,869.64	$0.00	$0.00	$0.00
Total		$12,585,246.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,574,635.18
Total					$11,574,635.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,574,635.18	$73.65	$29,515.28	$0.19	$11,604,150.46	$73.84
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$11,574,635.18	$7.19	$244,199.11	$0.15	$11,818,834.29	$7.34

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$30,798,556.55	0.1959694	$19,223,921.37	0.1223207
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$141,298,556.55	0.0877435	$129,723,921.37	0.0805559

Pool Information
Weighted Average APR	4.423%	4.450%
Weighted Average Remaining Term	19.50	18.75
Number of Receivables Outstanding	19,017	18,091
Pool Balance	$145,851,171.29	$133,772,166.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$141,298,556.55	$129,723,921.37
Pool Factor	0.0885542	0.0812204

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$4,048,245.33
Targeted Overcollateralization Amount	$4,048,245.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,048,245.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$69,719.94
(Recoveries)		126	$50,554.46
Net Loss for Current Collection Period			$19,165.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1577%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3152%
Second Preceding Collection Period			1.2906%
Preceding Collection Period			0.5628%
Current Collection Period			0.1645%
Four Month Average (Current and Preceding Three Collection Periods)			0.5833%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,607	$12,238,693.46
(Cumulative Recoveries)			$1,892,414.88
Cumulative Net Loss for All Collection Periods			$10,346,278.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6282%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,182.75
Average Net Loss for Receivables that have experienced a Realized Loss			$1,845.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.30%	419	$4,420,269.76
61-90 Days Delinquent	0.38%	48	$507,405.04
91-120 Days Delinquent	0.09%	10	$124,254.03
Over 120 Days Delinquent	0.85%	82	$1,140,262.66
Total Delinquent Receivables	4.63%	559	$6,192,191.49

Repossession Inventory:
Repossessed in the Current Collection Period		11	$119,400.02
Total Repossessed Inventory		18	$206,028.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6268%
Preceding Collection Period			0.6783%
Current Collection Period			0.7739%
Three Month Average			0.6930%

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer